VANECK DYNAMIC HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
July 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
GOVERNMENT OBLIGATION: 4.7%
(Cost: $36,507)
United States Treasury Note/
Bond
4.75%, 11/15/43 37 $ 38,653
Underline
Number
of Shares
EXCHANGE TRADED FUNDS: 95.2%(a)
First Trust SMID Cap Rising
Dividend Achievers ETF 643 23,592
iShares Residential and
Multisector Real Estate ETF 391 31,164
VanEck BDC Income ETF ‡ 3,996 66,573
VanEck CLO ETF ‡ 387 20,503
VanEck Durable High Dividend
ETF ‡ 692 22,926
VanEck Emerging Markets High
Yield Bond ETF ‡ 3,679 71,557
Number
of Shares Value
VanEck Energy Income ETF ‡ 1,004 $ 82,203
VanEck Fallen Angel High Yield
Bond ETF ‡ 9,897 285,925
VanEck IG Floating Rate ETF ‡ 788 20,094
VanEck Preferred Securities ex
Financials ETF ‡ 3,795 65,426
WisdomTree Emerging Markets
High Dividend Fund 492 21,215
WisdomTree International
Hedged Quality Dividend
Growth Fund 474 21,610
WisdomTree Japan Hedged
Equity Fund 191 20,939
WisdomTree U.S. Quality
Dividend Growth Fund 276 22,011
Underline
Total Exchange Traded Funds
(Cost: $721,923) 775,738
Total Investments: 99.9%
(Cost: $758,430) 814,391
Other assets less liabilities: 0.1% 803
NET ASSETS: 100.0% $ 815,194
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://
www.sec.gov.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
Transactions in securities of affiliates for the period ended July 31, 2024 were as follows:
Value
4/30/2024 Purchases
Sales
Proceeds
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
7/31/2024
Dividend
Income
VanEck BDC
Income ETF $66,533 $– $– $– $40 $66,573 $1,812
VanEck CLO ETF 9,864 10,589 – – 50 20,503 286
VanEck Durable
High Dividend
ETF 32,895 – (11,250) 415 866 22,926 231
VanEck Emerging
Markets High
Yield Bond ETF 69,055 – – – 2,502 71,557 1,078
VanEck Energy
Income ETF 75,987 – – – 6,216 82,203 1,080
VanEck Fallen
Angel High Yield
Bond ETF 282,079 – (2,317) (11) 6,174 285,924 4,570
VanEck IG Floating
Rate ETF 9,886 10,185 – – 23 20,094 252
VanEck Preferred
Securities ex
Financials ETF 64,439 – – – 987 65,426 853
$610,738 $20,774 $(13,567) $404 $16,858 $635,206 $10,162